Income Tax (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Income Tax [Abstract]
Income tax expense (income)	$ 42,390	$ 25,079
Profit before income tax	$ 35,944	$ 83,246